Discontinued Operations/Assets Held For Sale	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE
3.	DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE

In December 2014, our board of directors approved a formal plan to sell Water Solutions Holdings, LLC (“Water Solutions”), of which we owned a 60% interest. In June 2015, we entered into a purchase and sale agreement with American Water Works Company, Inc. (“American Water”) pursuant to which American Water acquired Water Solutions for consideration of approximately $130.0 million, inclusive of cash and debt and subject to other customary adjustments. The sale closed in July 2015, and we received approximately $66.8 million in net proceeds, resulting in a gain of approximately $57.8 million. The transaction is recorded as Discontinued Operations.

Summarized financial information for Discontinued Operations related to Water Solutions is set forth in the table below, and does not reflect the costs of certain services provided. Such indirect costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	Three Months Ended March 31,
($ in Thousands)	2016	2015
Revenues:
Field Services Revenue	$—	$14,964

Total Operating Revenue	—	14,964
Costs and Expenses:
General and Administrative Expense	—	977
Depreciation, Depletion, Amortization and Accretion	—	39
Field Services Operating Expense	—	11,289
Gain on Sale of Asset	—	(32)
Interest Expense	—	191
Other Expense	—	103

Total Costs and Expenses	—	12,567
Income from Discontinued Operations Before Income Taxes	—	2,397
Income Tax Expense	—	(435)

Income from Discontinued Operations, net of taxes	$—	$1,962

4.	DISCONTINUED OPERATIONS/ASSETS HELD FOR SALE

DJ Basin

During December 2011, our board of directors approved a formal plan to sell our DJ Basin assets located in the states of Wyoming and Colorado. During 2012, we sold various parcels of acreage throughout our DJ Basin. During the first quarter of 2013, we entered an agreement to sell our remaining DJ Basin assets for $3.1 million. This transaction closed during the second quarter of 2013 and resulted in a gain of approximately $1.0 million. As of December 31, 2015 and 2014, we had no assets or liabilities related to the DJ Basin or continuing cash flows from this region.

Summarized financial information for Discontinued Operations related to our DJ Basin assets is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	December 31,
($ in Thousands)	2015	2014	2013
Revenues:
Oil, Natural Gas and NGL Sales	$—	$—	$25

Total Operating Revenue	—	—	25
Costs and Expenses:
Production and Lease Operating Expense	—	—	104
General and Administrative Expense	—	—	23
Exploration Expense	—	—	97
Other Operating Income	—	—	(3)
Gain on Disposal of Asset	—	—	(969)

Total Income	—	—	(748)
Income from Discontinued Operations Before Income Taxes	—	—	773

Income Tax Expense	—	—	(1,005)

Loss from Discontinued Operations, net of taxes	$—	$—	$(232)

Production:
Crude Oil (Bbls)	—	—	356

Water Solutions Holdings, LLC

As described in Note 3 above, we sold Water Solutions pursuant to a purchase and sale agreement with American Water.

The carrying value of the assets and liabilities of Water Solutions Holdings, LLC that are classified as held for sale in the accompanying Consolidated Balance Sheet at December 31, 2014 are as follows:

December 31,
($ in Thousands)	2014
Assets:
Cash and Cash Equivalents	$118
Accounts Receivable	13,226
Inventory, Prepaid Expenses and Other	163

Total Current Assets	13,507

Other Property and Equipment, Net	19,690
Wells and Facilities in Progress	688
Intangible Assets, Net	372

Total Long-Term Assets	20,750

Total Assets Held for Sale	$34,257

Liabilities:
Accounts Payable	3,694
Current Maturities of Long-Term Debt	6,236
Accrued Liabilities	6,304

Total Current Liabilities	16,234

Senior Secured Line of Credit and Long-Term Debt	8,881

Long-Term Liabilities	8,881

Total Liabilities Related to Assets Held for Sale	$25,115

Net Assets Held for Sale:	$9,142

Summarized financial information for Discontinued Operations related to Water Solutions is set forth in the table below, and does not reflect the costs of certain services provided. Such costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	December 31,
($ in Thousands)	2015	2014	2013
Revenues:
Field Services Revenue	$33,086	$58,627	$23,812

Total Operating Revenue	33,086	58,627	23,812
Costs and Expenses:
General and Administrative Expense	1,961	4,081	2,287
Depreciation, Depletion, Amortization and Accretion	78	3,703	1,559
Impairment Expense	—	67	—
Field Service Operating Expense	25,981	44,369	17,318
(Gain) Loss on Disposal of Asset	(44)	(55)	46
Interest Expense	487	628	106
Other (Income) Expense	(57,589)	66	84

Total Costs and Expenses (Income)	(29,126)	52,859	21,400
Income from Discontinued Operations Before Income Taxes	62,212	5,768	2,412
Income Tax Expense	(24,227)	(768)	(369)

Income from Discontinued Operations, net of taxes	37,985	$5,000	$2,043

During 2015, Water Solutions spent approximately $8.6 million in capital expenditures on facilities and equipment to support its business growth. In addition to its cash capital expenditures, Water Solutions incurred approximately $1.0 million in non-cash vehicle acquisitions primarily related to its capital lease program.